Investments - Summary of Group's Share of Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	£ 7,244	£ 7,110	£ 7,874	£ 7,492	£ 7,341
Net profit for the year	29	15
Total assets	13,858	14,145
Total liabilities	(10,634)	(12,044)
Net assets	3,224	2,101
Goodwill	7,366	7,224
Total	105	103	118
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Revenue	78	60
Net profit for the year	29	15	£ 41
Total assets	136	84
Total liabilities	(70)	(45)
Net assets	66	39
Goodwill	39	64
Total	£ 105	£ 103